Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade and other receivables	$ 251,866	$ 218,115
U.S. Dollar
Disclosure of financial assets [line items]
Trade and other receivables	84,477	88,811
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	70,837	24,304
Uruguayan Peso
Disclosure of financial assets [line items]
Trade and other receivables	2,478	6,570
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 94,074	$ 98,430